Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies (Textual)
Intellectual properties amortized over the life span of asset	20 years
Description of payment term	15 to 30 days from invoicing
Allowances for doubtful accounts	$ 0	$ 0